Offerings	Nov. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Offering Note	(1) An indeterminate number of shares of common stock, par value $0.0001 per share ("common stock") of HighPeak Energy, Inc. (the "Registrant") is being registered as may from time to time be offered hereunder, on a primary basis, at indeterminate prices with an aggregate initial offering price not to exceed $300,000,000. (2) Includes such indeterminate amount of securities as may be issued upon exercise, conversion or exchange of, pursuant to anti-dilution adjustments, or pursuant to a stock dividend, stock split or similar transaction with respect to, securities that provide for such issuance, exercise, conversion, exchange, adjustment, stock split or similar transaction. Separate consideration may or may not be received for any of these securities.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	108,764,359
Maximum Aggregate Offering Price	$ 691,741,323.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 95,529.48
Offering Note	(3) The proposed maximum aggregate offering price has been calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), and reflects the maximum aggregate offering price of securities that may be issued. (4) Includes 79,706,576 shares of common stock acquired by the selling securityholders at the Closing of the business combination, and through related transactions and any subsequent transfers by selling securityholders. (5) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act on the basis of the average of the high and low sale prices of our common stock on October 30, 2025, as reported on the Nasdaq Global Market (the "Nasdaq"), which date is within five business days prior to filing this registration statement. (6) The proposed maximum offering price per share of our common stock as may be offered on a secondary basis will be determined by the selling securityholders from time to time in connection with, and at the time of, the sale by the selling securityholders of such securities. (7) On December 17, 2021, the Registrant filed a Registration Statement on Form S-3 (No. 333-261706), which became effective on January 3, 2022 (the "Prior Registration Statement") with the SEC and paid a primary offering (the "primary offering") registration fee of $27,810.00. An amount of $144,232,500 remained unsold under the Prior Registration Statement; such primary offering has been terminated and all of such securities remain unsold. Furthermore, the 108,764,359 shares of common stock registered hereunder for sale by the selling stockholder were included in the 117,064,602 shares of common stock (the "secondary unsold stock") registered pursuant to the Prior Registration Statement that were unsold. Pursuant to Rule 457(p) under the Securities Act of 1933, the filing fee of $136,959.48 due with respect to the primary offering and secondary unsold stock registered hereunder is fully offset by filing fees of $104,373.74 previously applied under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee due under this registration statement against the fees previously paid in connection with the unsold amount of securities on the Prior Registration Statement. Accordingly, a fee of $32,585.74 is being paid in connection with the filing of this Registration Statement after an offset amount of $104,373.74 is applied to this Registration Statement's registration fee.